Term Loan - Schedule of Term Loan (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Principal of Perceptive term loan	$ 30,000	$ 30,000	$ 30,000
Unamortized debt discount	(348)	(939)	(1,654)
Term loan, current and noncurrent	29,652	29,061	28,346
Less: term loan, current		(7,500)
Term loan, noncurrent	$ 29,652	$ 21,561	$ 28,346